Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 202,397	$ 151,097	$ 121,925
Time charter and voyage expenses	(6,762)	(2,824)	(3,499)
Direct vessel expenses	(3,096)	(2,622)	(633)
Management fees (entirely through related party transactions)	(71,392)	(47,043)	(35,679)
General and administrative expenses	(7,017)	(3,853)	(4,241)
Depreciation and amortization	(63,880)	(49,644)	(38,638)
Loss on bond and debt extinguishment	(33,973)	0	(935)
Interest income	315	445	1,414
Interest expenses and finance cost, net	(58,386)	(49,432)	(43,165)
Loss on sale of vessel	(21,098)	0	0
Other Income	4,787	280	155
Other expense	(487)	(202)	(561)
Net loss	(58,592)	(3,798)	(3,857)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(91)	0	0
Dividend declared on restricted shares	(105)	0	0
Undistributed loss attributable to Series C participating preferred shares	3,206	622	587
Net loss attributable to common stockholders	$ (55,690)	$ (3,284)	$ (3,378)
Net loss per share, basic	$ (0.57)	$ (0.08)	$ (0.08)
Weighted average number of shares, basic	98,085,189	40,517,413	41,409,433
Net loss per share, diluted	$ (0.57)	$ (0.08)	$ (0.08)
Weighted average number of shares, diluted	98,085,189	40,517,413	41,409,433